COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Selling, General and Administrative (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Salaries, employee benefits and social security taxes		$ (69,056)	$ (47,805)	$ (41,956)
Share-based compensation expense		(14,912)	(8,665)	(8,798)
Rental expenses		(5,260)	(17,185)	(13,739)
Office expenses		(10,733)	(11,602)	(11,800)
Professional services		(13,167)	(13,754)	(9,885)
Travel and housing		(7,259)	(6,259)	(4,460)
Taxes		(16,201)	(6,126)	(6,140)
Depreciation and amortization expense		(16,905)	(16,521)	(11,789)
Depreciation expense of right-of-use assets		14,584	0	0
Recruiting, training and other employee expenses		(2,299)	(1,507)	(941)
Promotional and marketing expenses		(2,102)	(3,763)	(1,305)
Selling, general and administrative expense	[1],[2]	$ (172,478)	$ (133,187)	$ (110,813)

[1]	Includes depreciation and amortization expense of 16,905, 16,521 and 11,789 for 2019, 2018 and 2017, respectively. See note 6.2.
[2]	Includes share-based compensation expense of 4,976, 4,248 and 5,666 under cost of revenues; and 14,912, 8,665 and 8,798 under selling, general and administrative expenses for 2019, 2018 and 2017, respectively. See note 6.